Discontinued operations and assets held for sale (Tables)	12 Months Ended
Mar. 31, 2024
Discontinued operations and assets held for sale
Schedule of income statement of discontinued operations

	2024		2023		2022
	€m		€m		€m
(Loss)/profit for the financial year - Discontinued operations
Vodafone Spain	(5)		(340)		(352)
Vodafone Italy	(60)		93		537
Total	(65)		(247)		185

(Loss)/earnings per share - Discontinued operations
Basic	(0.24)	c	(0.89)	c	0.64	c
Diluted	(0.24)	c	(0.89)	c	0.63	c

Summary of segment analysis of discontinued operations

	2024	2023	2022
	€m	€m	€m
Revenue	3,773	3,675	3,960
Cost of sales	(2,593)	(2,959)	(3,105)
Gross profit	1,180	716	855
Selling and distribution expenses	(259)	(314)	(328)
Administrative expenses	(435)	(575)	(772)
Net credit losses on financial assets	(120)	(35)	(115)
Other expense	–	(122)	–
Operating profit/(loss)	366	(330)	(360)
Investment income	29	16	2
Financing costs	(56)	(26)	(23)
Profit/(loss) before taxation	339	(340)	(381)
Income tax credit	1	–	29
Profit/(loss) after tax of discontinued operations	340	(340)	(352)

After tax loss on the re-measurement of disposal group	(345)	–	–

Loss for the financial year from discontinued operations	(5)	(340)	(352)

Total comprehensive expense for the financial year from discontinued operations
Attributable to owners of the parent	(5)	(340)	(352)

	2024	2023	2022
	€m	€m	€m
Revenue	4,579	4,722	4,944
Cost of sales	(3,438)	(3,532)	(3,521)
Gross profit	1,141	1,190	1,423
Selling and distribution expenses	(244)	(238)	(276)
Administrative expenses	(760)	(710)	(671)
Net credit losses on financial assets	(51)	(66)	(42)
Other expense	–	(1)	(1)
Operating profit	86	175	433
Investment income	–	–	1
Financing costs	(86)	(93)	(99)
Profit before taxation	–	82	335
Income tax credit	23	11	202
Profit after tax of discontinued operations	23	93	537

After tax loss on the re-measurement of disposal group	(83)	–	–

(Loss)/profit for the financial year from discontinued operations	(60)	93	537

Total comprehensive (expense)/income for the financial year from discontinued operations
Attributable to owners of the parent	(71)	80	537

Schedule of net assets and liabilities held for sale

	Vodafone Spain	Vodafone Italy	Total
	€m	€m	€m
Non-current assets
Goodwill	–	2,398	2,398
Other intangible assets	987	3,331	4,318
Property, plant and equipment	4,957	4,307	9,264
Other investments	2	–	2
Deferred tax assets	–	461	461
Trade and other receivables	223	167	390
	6,169	10,664	16,833
Current assets
Inventory	39	134	173
Taxation recoverable	–	77	77
Trade and other receivables	805	1,117	1,922
Cash and cash equivalents	13	29	42
	857	1,357	2,214
Assets held for sale	7,026	12,021	19,047

Non-current liabilities
Borrowings	878	1,509	2,387
Deferred tax liabilities	3	–	3
Post employment benefits	–	45	45
Provisions	158	115	273
Trade and other payables	43	120	163
	1,082	1,789	2,871
Current liabilities
Borrowings	346	673	1,019
Taxation liabilities	–	12	12
Provisions	23	67	90
Trade and other payables	1,203	1,723	2,926
	1,572	2,475	4,047
Liabilities held for sale	2,654	4,264	6,918